SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

A.	On January 5, 2022, Citrine 9 LP, one of the Buyer entities (hereinafter “Citrine 9”) agreed to honor a Draw Down Notice (as defined in the Convertible Note Agreement) for, and has advanced to the Company, $180 thousands on the same terms and conditions as are specified in the Convertible Note Agreement (see note 5A above). The maturity date of the loan is the earlier of July 31, 2023 or at such time as the Company shall have consummated an investment of at least $5 million in Company securities. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced.

As provided for under the terms of the Convertible Note Agreement, Citrine 9 will be issued 6,666,667 Series A warrants and 6,666,667 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024 and the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025, in each case at an exercise price of $0.05 per share.

Additionally, on January 5, 2022, the Company and the Buyers entered into the Fourth Amendment to the Convertible Note Agreement pursuant to which the following was agreed to:

(i)	The principal and accrued interest on all outstanding loans shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced;

(ii)	The conversion price on all outstanding notes under the Convertible Note Agreement has been adjusted to a conversion price of $0.05 per share

(iii)	The exercise price on all outstanding warrants issued in connection with advances made under the Convertible Note Agreement has been adjusted to an exercise price of $0.05 per share.

B.	On February 8, 2022, Cannovation Ltd received from ILA a counter-signed development agreement to purchase rights for long term lease to 11,687 square meters of Land for purposes of building the Green Vision Center Israel, which is intended to include factories, laboratories, logistics and a distribution center for the medical cannabis, and botanicals industries.

C.	On March 30, 2022, the Company Board determined to allot the Bonus referred to in Note 9G as follows: 65% of such bonus amounts were allocated to the Company’s Chief Executive Officer, 25% to the Company’s Chief Financial Officer and 5% to one of the directors.